FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2018
Financial assets at fair value through other comprehensive income [abstract]
Schedule of equity Investments at fair value through other comprehensive income
	2017	2018
	RMB’000	RMB’000

Non-current assets
Investments in unlisted companies	-	321,246

Schedule of amounts recognised in profit or loss and other comprehensive income
	2017	2018
	RMB’000	RMB’000

Change in fair value recognised in other comprehensive income (Note 23; 2017 relating to available-for-sale financial assets)	242,588	-
Dividends from equity investments at FVOCI recognised in profit or loss in other losses - net (Note 31)
- Related to investments held at the end of the reporting period	6,473	6,473

Schedule of financial assets previously classified as available-for-sale financial assets
	2017	2018
	RMB’000	RMB’000

Non-current assets
Investments in unlisted companies	296,414	-